Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses

Note 7 – Accrued Expenses

Accrued expenses at June 30, 2026, and December 31, 2025, consisted of the following:

	June 30,	December 31,
	2026	2025
Accrued payroll and taxes	$156,569	$141,997
Accrued expenses	63,764	52,824
Total accrued expenses	$220,333	$194,821

The Company provides postretirement benefits pursuant to IRS code section 401(k) for employees meeting specified criteria. The Company matches 100% of the employees’ contributions that are not in excess of 2% of the employee’s contributions. These matching contributions are fully vested and paid pursuant to the employees’ bi-weekly or semi-monthly pay periods. The Company does not prefund these benefits and has the right to modify or terminate certain of these benefits in the future. For the six months ended June 30, 2026, the Company incurred $17,436 of IRA contribution expenses pursuant to the Company’s matching contributions, including $0, as accrued at June 30, 2026. For the six months ended June 30, 2025, the Company incurred $35,665 of IRA contribution expenses pursuant to the Company’s matching contributions.

Note 7 – Accrued Expenses

Accrued expenses at December 31, 2025 and December 31, 2024, consisted of the following:

	December 31,	December 31,
	2025	2024
Accrued payroll and taxes	$141,997	$202,038
Accrued expenses	52,824	28,345
Total accrued expenses	$194,821	$230,383

The Company provides postretirement benefits pursuant to IRS code section 401(k) for employees meeting specified criteria. The Company matches 100% of the employees’ contributions that are not in excess of 2% of the employee’s contributions. These matching contributions are fully vested and paid pursuant to the employees’ bi-weekly or semi-monthly pay periods. The Company does not prefund these benefits and has the right to modify or terminate certain of these benefits in the future. For the year ended December 31, 2025, the Company incurred $53,782 of IRA contribution expenses pursuant to the Company’s matching contributions, including $0, as accrued at December 31, 2025. For the year ended December 31, 2024, the Company incurred $103,760 of IRA contribution expenses pursuant to the Company’s matching contributions, including $0, as accrued at December 31, 2024.